Paycheck Protection Program Loan	9 Months Ended
Mar. 31, 2022
Acquisition of Aquila Biolabs GmbH
Paycheck Protection Program Loan

11. Paycheck Protection Program Loan

The Company received a second $433,800 PPP loan in March 2021, pursuant to the PPP loan administered by the U.S. Small Business Administration through its bank. The full amount of this loan was forgiven in December 2021, and is reflected as other income (extinguishment of debt) in the accompanying statements of operations and comprehensive loss.